STOCK BASED COMPENSATION (Details) - Stock options granted not under 2003 Share Plan and 2010 Share Plan (USD $)	Jan. 31, 2015	Oct. 31, 2014
STOCK BASED COMPENSATION (Details) - Stock options granted not under 2003 Share Plan and 2010 Share Plan [Line Items]
Options Outstanding at October 31, 2014		40,000,000
Options Outstanding at January 31, 2015		40,000,000
Options Outstanding at January 31, 2015		$ 0
Options Exercisable at January 31, 2015		27,512,077
Options Exercisable at January 31, 2015		0
Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member]
STOCK BASED COMPENSATION (Details) - Stock options granted not under 2003 Share Plan and 2010 Share Plan [Line Items]
Options Outstanding at October 31, 2014	44,500,000	44,500,000
Options Outstanding at October 31, 2014	$ 0.22	$ 0.22
Options Outstanding at January 31, 2015	44,500,000	44,500,000
Options Outstanding at January 31, 2015	$ 0.22	$ 0.22
Options Outstanding at January 31, 2015	0
Options Exercisable at January 31, 2015	35,084,542
Options Exercisable at January 31, 2015	$ 0.22
Options Exercisable at January 31, 2015	$ 0